Label	Element	Value
(PIMCO Funds - Supplement) | (PIMCO Global Multi-Asset Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20190517_SupplementTextBlock

PIMCO Funds

Supplement Dated May 17, 2019 to the
Asset Allocation Funds Prospectus
(the "Prospectus"), and to the Statement of Additional Information (the "SAI"),
each dated July 30, 2018, each as supplemented from time to time

Disclosure Regarding the PIMCO Global Multi-Asset Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGE IN THE FUND'S NAME
Effective July 31, 2019, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:
PIMCO Global Core Asset Allocation Fund